Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Disclosure of property, plant and equipment [text block]
11.	Property, Plant and Equipment

Cost	Land and Buildings	Camp, Roads, and Other Site	Ore Processing Mill	Heavy Machinery and Equipment	Leasehold Improvements & Other	Total

December 31, 2015	$1,364	$5,213	$20,402	$6,707	$1,322	$35,008
Additions	-	-	-	-	72	72
Decommission change in estimate	-	-	(106)	-	-	(106)
Disposals	-	-	-	(55)	-	(55)

December 31, 2016	$1,364	$5,213	$20,296	$6,652	$1,394	$34,919
Additions	345	14	13	1,594	34	2,000

December 31, 2017	$1,709	$5,227	$20,309	$8,246	$1,428	$36,919

Accumulated Depreciation	Land and Buildings	Camp, Roads, and Other Site	Ore Processing Mill	Heavy Machinery and Equipment	Leasehold Improvements & Other	Total

December 31, 2015	$215	$3,946	$7,788	$5,759	$1,208	$18,916
Depreciation	60	410	1,040	542	31	2,083
Disposal	-	-	-	(47)	-	(47)

December 31, 2016	$275	$4,356	$8,828	$6,254	$1,239	$20,952
Depreciation	75	286	1,040	384	43	1,828

December 31, 2017	$350	$4,642	$9,868	$6,638	$1,282	$22,780

Net book Value	Land and Buildings	Camp, Roads, and Other Site	Ore Processing Mill	Heavy Machinery and Equipment	Leasehold Improvements & Other	Total

December 31, 2016	$1,089	$857	$11,468	$398	$155	$13,967

December 31, 2017	$1,359	$585	$10,441	$1,608	$146	$14,139

During the year ended December 31, 2017, the Corporation recorded total depreciation of property, plant and equipment of $1,828,000 (2016 – $2,083,000), of which $1,563,000 (2016 – $1,964,000) has been charged to income with $142,000 (2016 – $246,000) recorded in environmental services cost of sales and $1,421,000 (2016 – $1,718,000) reflected under general expenses and mine site care and maintenance.

Of the balance, $265,000 (2016 – $119,000) was related to property, plant and equipment used in exploration activities and has been capitalized to mineral properties.